Share-based compensation arrangements - Summary of fair value of share options (Details)	12 Months Ended
	Dec. 31, 2025 Y multiple $ / shares	Dec. 31, 2024 Y multiple $ / shares	Dec. 31, 2023 Y multiple $ / shares
Share-based compensation arrangements
Fair value of the Company's ordinary shares | $ / shares	$ 5.53		$ 3.46
Expected volatility	52.60%		52.00%
Exercise multiple | multiple	2.8
Expected dividends	0.00%	0.00%	0.00%
Risk-free interest rate (per annum)	4.52%		4.05%
Expected term | Y	10	10	10
Bottom of range
Share-based compensation arrangements
Fair value of the Company's ordinary shares | $ / shares		$ 3.47
Expected volatility		52.00%
Exercise multiple | multiple		2.2	2.2
Risk-free interest rate (per annum)		4.00%
Top of range
Share-based compensation arrangements
Fair value of the Company's ordinary shares | $ / shares		$ 4.82
Expected volatility		52.30%
Exercise multiple | multiple		2.8	2.8
Risk-free interest rate (per annum)		4.51%